INVENTORIES - Schedule of inventories (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Finished products	$ 4,971		$ 5,372
Production in process	4,720		4,741
Raw materials	5,677		6,334
Manufacturing supplies, spare parts and other	2,322		2,312
Total	17,690		18,759
Other inventories, spare parts	1,800		1,700
Other current inventories	500		$ 600
Inventory write-down	$ 365	$ 396